Supplement dated May 1, 1998 to Prospectus dated January 16, 1998
                         AetnaVest Estate Protector II

  Flexible Premium Variable Life Insurance Policy on the Lives of Two Insureds


                    Aetna Life Insurance and Annuity Company
                            Variable Life Account B





This supplement amends certain information relating to the Funds effective May 1, 1998:

Aetna Ascent Variable Portfolio has been renamed Aetna Ascent VP

Aetna Investment Advisers Fund, Inc. has been renamed Aetna Balanced VP, Inc.

Aetna Income Shares is doing business under the name of Aetna Bond VP

Aetna Crossroads Variable Portfolio has been renamed Aetna Crossroads VP

Aetna Variable Fund is doing business under the name of Aetna Growth and Income
VP

Aetna Variable Index Plus Portfolio has been renamed Aetna Index Plus Large Cap
VP

Aetna Legacy Variable Portfolio has been renamed Aetna Legacy VP

Aetna Variable Encore Fund is doing business under the name of Aetna Money Market VP


Aeltus Investment Management, Inc. is the investment adviser to all of the above Funds.




















     Form No. X.27337-98-1